Share capital (Details Narrative) - USD ($)								3 Months Ended	12 Months Ended
	Oct. 07, 2025	Oct. 03, 2025	Oct. 02, 2025	Jul. 14, 2025	Mar. 24, 2025	Feb. 03, 2025	Jan. 14, 2025	Mar. 31, 2026	Dec. 31, 2025
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares authorized								Unlimited	Unlimited
Common stock, shares issued								19,922,402	19,922,402
Common stock, shares outstanding								19,922,402	19,922,402
Shares issued			2,619,876
Reverse stock split	1-to-4 reverse stock split
Stock option, description								Under the Plan the maximum number of shares reserved for issuance may not exceed 15% of the total number of issued and outstanding common shares at the time of granting. The exercise price of each stock option shall not be less than the market price of the Company’s stock at the date of grant, less a discount of up to 25%.
Series C Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock, shares authorized								2,000	2,000
Preferred stock, par value								$ 1,000	$ 1,000
Preferred stock, shares outstanding
Number of shares redeemed									209
Number of shares redeemed, value									$ 209,000
Conversion of shares									1,025
Series C Preferred Stock [Member] | Investor [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued							540
Preferred shares discount							85.00%
Shares issued for conversion				308,243	49,723	50,000
Shares issued for conversion, value				$ 252,136	$ 105,882	$ 276,470
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued		16,825,577							2,549,859
Shares issued, reverse stock split	67,302,300
Reverse stock split	4-1 reverse stock split
Number of shares issued									19
Conversion of shares									811,743
Conversion of shares, value									$ 1,205,355
Common Stock [Member] | Equity Line of Credit Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued									2,619,876
Shares issued, reverse stock split	10,479,504
Reverse stock split	4-1 reverse stock split
Shares issued, value									$ 23,027,502